Discontinued operations - Disposal of YY Live business and Huya operations and cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Net income from discontinued operations	$ 0	$ 35,567	$ 1,401,670
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities	0	64,289	497,863
Net cash provided by discontinued investing activities	0	1,636,450	92,371
Net cash provided by discontinued financing activities	$ 0	0	1,232
YY Live
Operating expenses
Net income from discontinued operations		35,567	482,487
Huya
Operating expenses
Net income from discontinued operations			919,183
Held for sale | YY Live
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		154,425	1,440,575
Cost of revenues		(88,900)	(773,988)
Gross profit		65,525	666,587
Operating expenses
Research and development expenses		(6,323)	(52,519)
Sales and marketing expenses		(8,954)	(84,303)
General and administrative expenses		(7,108)	(22,116)
Total operating expenses		(22,385)	(158,938)
Other income		611	23,935
Operating income		43,751	531,584
Interest income and investment income		355	419
Pre-tax income from the date of disposal		44,106	532,003
Income tax expenses		(8,539)	(49,516)
Net income		35,567	482,487
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities		64,289	478,357
Net cash provided by discontinued investing activities		1,636,450	6,819
Held for sale | YY Live | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		151,445	1,399,212
Held for sale | YY Live | Others,
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues		$ 2,980	41,363
Held for sale | Huya
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues			345,801
Cost of revenues			(277,954)
Gross profit			67,847
Operating expenses
Research and development expenses			(22,477)
Sales and marketing expenses			(15,279)
General and administrative expenses			(20,743)
Total operating expenses			(58,499)
Other income			1,624
Operating income			10,972
Interest income and investment income			12,293
Foreign currency exchange losses, net			(205)
Gain on fair value changes of investments			310
Other non-operating expenses			(1,435)
Pre-tax income from the date of disposal			21,935
Income tax expenses			(5,384)
Net income			16,551
Share of income in equity method investments, net of income taxes			(145)
Gain on disposal, net of tax			902,777
Net income from discontinued operations			919,183
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash provided by discontinuing operating activities			19,506
Net cash provided by discontinued investing activities			85,552
Net cash provided by discontinued financing activities			1,232
Held for sale | Huya | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues			326,094
Held for sale | Huya | Others,
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total net revenues			$ 19,707